Christopher A. Kitchen To Call Writer Directly: 212 446-4988 christopher.kitchen@kirkland.com	601 Lexington Avenue New York, New York 10022-4611 212 446-4800 www.kirkland.com	Facsimile: 212 446-4900 Dir. Fax: 212 446-6460

March 31, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Radiation Therapy Services, Inc.
Form S-4 initially filed on March 31, 2011
File No.: 333-

Ladies and Gentlemen:

On behalf of Radiation Therapy Services, Inc., a Florida corporation (the “Issuer”), transmitted herewith for electronic filing pursuant to Regulation S-T and the Securities Act of 1933, as amended, is a Registration Statement on Form S-4  including exhibits.  The filing has been effected through the Securities and Exchange Commission’s EDGAR electronic filing system.

Filing fees in the amount of $5,805 have been paid to the SEC’s lockbox at the U.S. Bank of St. Louis, Missouri.

If you have any questions regarding the matters described herein, please telephone the undersigned at (212) 446-4988.

Sincerely,

/s/ Christopher A. Kitchen

Christopher A. Kitchen